CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Composition of Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing (Details) - PEN (S/)
S/ in Thousands
		Dec. 31, 2024	Dec. 31, 2023
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed		S/ 1,033,177	S/ 1,410,647
Central Bank of Bolivia [Member] | US Dollars [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Cash collateral		343,600	590,700
Cash Collateral on Repurchase Agreements and Security Lendings [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed	[1]	362,723	607,639
Reverse Repurchase Agreement and Security Borrowings [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed	[2]	670,454	719,722
Receivables for Short Sales [Member]
Reverse repurchase agreements and cash collateral on securities borrowed [Abstract]
Reverse repurchase agreements and cash collateral on securities borrowed		S/ 0	S/ 83,286

[1]	As of December 31, 2024, the balance mainly comprises cash guarantees in U.S. Dollar and Bolivianos. Cash guarantees were delivered to the Central Bank of Bolivia, received in Bolivianos and U.S. Dollar for the equivalent of S/343.6 million (S/590.7 million, as of December 31, 2023).The guarantee fund granted accrues interest at an average annual effective rate based on market rates. The liability related to this transaction is presented in “Accounts payable under repurchase agreements and securities lending” in the consolidated statement of financial position, see paragraph (c) below.
[2]	Credicorp, through its subsidiaries, provides financing to its customers through reverse repurchase agreements and securities borrowing, in which a financial instrument serves as collateral. Details of said transactions are as follows: